long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Millions	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 CAD ($) item	Dec. 31, 2017 CAD ($)
TELUS Corporation credit facility
Net available		$ 2,247	$ 1,110
Gross available		2,250	2,250
Long-term debt		$ 14,145	13,660
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available		$ 2,250
Letters of credit outstanding		$ 206	224
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Net debt to operating cash flow ratio	4.00	4.00
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available		$ 1,400	1,400
Long-term debt	$ 2	$ 3	$ 1,140